Accrued Liabilities	12 Months Ended
Dec. 31, 2016
Accrued Liabilities [Abstract]
Accrued Liabilities
7.	Accrued Liabilities

As of December 31, 2016, the amount of $7,134 in the consolidated balance sheet, includes the NBG loan accrued interest of $6,358 (Note 11). The balance amount of $776 relates to operating accruals.